Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 03, 2014	Feb. 24, 2014	Jun. 28, 2013
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 03, 2014
Entity Registrant Name	URS CORP /NEW/
Entity Central Index Key	0000102379
Current Fiscal Year End Date	--01-03
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 3,476.4
Entity Common Stock, Shares Outstanding		72,136,210
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY